Debt - Additional Information (Detail) - USD ($)	1 Months Ended		3 Months Ended	9 Months Ended			12 Months Ended
	Jan. 26, 2015	Apr. 25, 2014	Sep. 30, 2015	Dec. 31, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 18, 2007
Debt Instrument [Line Items]
Debt interest payments								Interest on all debt issued by The Progressive Corporation is payable semiannually at the stated rates. However, the 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 (the “6.70% Debentures”) will only bear interest at this fixed annual rate through June 14, 2017. Thereafter, the 6.70% Debentures will bear interest at an annual rate equal to the three-month London Interbank Offered Rate (LIBOR) plus 2.0175%, and interest will be payable quarterly until the 6.70% Debentures are redeemed or retired.
Debt Instrument, Face Amount	$ 400,000,000	$ 350,000,000
Debt Instrument, Interest Rate, Stated Percentage	3.70%	4.35%
Interest payment frequency								Payable semiannually
Payment of debt								$ 20,400,000	$ 0	$ 150,000,000
Gains (losses) on extinguishment of debt					$ (900,000)			(900,000)	(4,800,000)	(4,300,000)
Cash flow hedge gain reclassification from accumulated other comprehensive income to net realized gains/losses on securities								1,300,500,000	1,281,000,000	1,165,400,000
Discretionary Line of Credit [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 100,000,000				$ 100,000,000	100,000,000
Line of Credit Facility, Interest Rate Description								advances under the Line of Credit (if any) will bear interest at a variable rate equal to the higher of PNC's Prime Rate or the sum of the Federal Funds Open Rate plus 50 basis points.
Long-term Line of Credit				0				$ 0
Discretionary Line of Credit [Member] | Federal Funds Rate
Debt Instrument [Line Items]
Basis points								0.50%
4.35% Senior Notes due 2044
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 350,000,000		$ 350,000,000				$ 350,000,000	350,000,000
Debt Instrument, Interest Rate, Stated Percentage		4.35%		4.35%				4.35%
Proceeds from Debt, Net of Issuance Costs		$ 346,300,000
Debt Related Commitment Fees and Debt Issuance Costs		700,000
Unrealized Gain (Loss)		$ (1,600,000)						$ (1,600,000)
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Debt Instrument [Line Items]
Debt Instrument, Face Amount				$ 1,000,000,000				$ 1,000,000,000	1,000,000,000
Debt Instrument, Interest Rate, Stated Percentage				6.70%				6.70%
Unrealized Gain (Loss)								$ 34,400,000
Repurchase of debt, face amount					$ 18,400,000	$ 44,300,000
Fixed interest rate term								10 years
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 | Three Month LIBOR
Debt Instrument [Line Items]
Basis points								2.0175%
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 | Net unrealized gains on forecasted transactions
Debt Instrument [Line Items]
Cash flow hedge gain reclassification from accumulated other comprehensive income to net realized gains/losses on securities								$ 200,000	500,000	$ 800,000
3.70% Senior Notes due 2045
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 400,000,000			$ 400,000,000				$ 400,000,000	$ 0
Debt Instrument, Interest Rate, Stated Percentage	3.70%			3.70%				3.70%			6.70%
Proceeds from Debt, Net of Issuance Costs	$ 394,900,000
Debt Related Commitment Fees and Debt Issuance Costs	800,000
Unrealized Gain (Loss)	$ (12,900,000)							$ (12,900,000)
Other Assets [Member]
Debt Instrument [Line Items]
Variable Interest Entity, Nonconsolidated, Carrying Amount, Assets				$ 1,300,000				$ 1,300,000
Surplus Note [Member] | Other Debt Instruments [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment, Principal							$ 2,200,000
Debt Instrument, Restrictive Covenant, Minimum Surplus Requirement			$ 50,000,000
Scenario, Forecast [Member] | Notes Payable, Other Payables [Member] | Other Debt Instruments [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment, Principal							$ 25,000,000
London Interbank Offered Rate (LIBOR) [Member] | Notes Payable, Other Payables [Member] | Other Debt Instruments [Member]
Debt Instrument [Line Items]
Basis points				2.25%